Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information

32. Segment Information

Financial information about the operating segments reported below is that which is available by segment and evaluated regularly by the management in deciding how to allocate resources and in assessing performance.

From April 1, 2012, Accounting Standards Update 2010-26 (“Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”—ASC 944 (“Financial Services—Insurance”)) is retrospectively applied to prior periods’ financial statements.

Due to this change, the reclassified figures are shown for the years ended March 31, 2011 and 2012.

An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Lending, leasing, commission business such as the sale of financial products

Maintenance Leasing	:	Automobile leasing and rentals, car sharing, and precision measuring and IT-related equipment rentals and leasing

Real Estate	:	Real estate development, rental and financing, facility operation, REIT asset management, real estate investment and advisory services

Investment and Operation	:	Environment and energy business, loan servicing (asset recovery) and principal investment

Retail	:	Life insurance, banking, and card loan business

Overseas Business	:	Leasing, lending, investment in bonds, investment banking, and ship- and aircraft-related operations

Financial information of the segments for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Millions of yen
Year ended March 31, 2011	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥79,305	¥225,830	¥217,590	¥89,595	¥148,768	¥176,875	¥937,963
Interest revenue	23,830	189	13,181	24,083	28,171	34,839	124,293
Interest expense	12,877	4,998	18,098	6,639	8,980	16,931	68,523
Depreciation and amortization	5,605	98,577	16,587	1,743	8,769	27,662	158,943
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	12,718	1,955	1,131	6,734	1,409	3,226	27,173
Write-downs of long-lived assets	104	0	13,278	996	0	1,770	16,148
Increase (Decrease) in policy liabilities	0	0	0	0	(11,615)	0	(11,615)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	487	157	2,585	1,333	52	13,382	17,996
Discontinued operations	121	0	7,845	6,849	199	76	15,090
Segment profits	10,035	26,203	54	13,212	21,811	45,639	116,954
Segment assets	968,327	502,738	1,539,814	506,011	1,653,704	972,224	6,142,818
Long-lived assets	37,919	312,261	1,016,039	45,139	42,686	193,724	1,647,768
Expenditures for long-lived assets	3,744	118,283	40,270	6,168	86	58,156	226,707
Investment in affiliates	15,993	710	84,325	55,151	110,375	106,813	373,367

	Millions of yen
Year ended March 31, 2012	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥72,449	¥231,951	¥222,631	¥73,293	¥160,071	¥187,240	¥947,635
Interest revenue	19,901	343	10,729	21,716	29,041	32,210	113,940
Interest expense	9,759	4,186	15,677	5,757	7,195	19,212	61,786
Depreciation and amortization	3,420	98,810	18,570	1,797	8,916	28,194	159,707
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,278	10	2,988	7,442	1,128	3,811	17,657
Write-downs of long-lived assets	793	0	11,311	713	0	798	13,615
Increase (Decrease) in policy liabilities	0	0	0	0	6,421	0	6,421
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	687	146	1,310	7,033	(9,996)	6,299	5,479
Discontinued operations	475	0	444	(3,331)	688	667	(1,057)
Segment profits	21,532	34,710	1,349	15,983	19,352	49,768	142,694
Segment assets	898,776	537,782	1,369,220	471,145	1,738,454	986,762	6,002,139
Long-lived assets	27,029	327,489	977,102	33,964	44,986	195,207	1,605,777
Expenditures for long-lived assets	909	126,779	22,945	507	14	63,506	214,660
Investment in affiliates	16,842	880	84,697	61,469	79,255	88,564	331,707

	Millions of yen
Year ended March 31, 2013	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥72,463	¥238,316	¥215,212	¥121,933	¥188,695	¥202,516	¥1,039,135
Interest revenue	17,535	426	9,062	22,573	45,854	35,830	131,280
Interest expense	9,547	4,258	12,352	4,509	6,674	18,249	55,589
Depreciation and amortization	2,380	106,485	19,741	2,297	10,631	31,695	173,229
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	131	123	(449)	5,532	2,611	2,438	10,386
Write-downs of long-lived assets	0	0	13,296	1,723	0	328	15,347
Increase (Decrease) in policy liabilities	0	0	0	0	20,990	0	20,990
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,145	176	(430)	7,251	4,680	9,521	22,343
Discontinued operations	0	0	4,063	(1,045)	632	432	4,082
Segment profits	24,754	36,091	5,582	34,937	43,209	52,756	197,329
Segment assets	892,738	599,075	1,111,810	416,569	1,970,972	1,211,500	6,202,664
Long-lived assets	27,415	381,816	864,754	49,441	92,817	280,218	1,696,461
Expenditures for long-lived assets	1,943	160,420	22,276	1,200	206	109,426	295,471
Investment in affiliates	18,020	1,459	73,141	65,713	25,205	143,019	326,557

Segment figures reported in these tables include operations classified as discontinued operations in the accompanying consolidated statements of income.

The accounting policies of the segments are almost the same as those described in Note 1 (“Significant Accounting and Reporting Policies”) except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, income from discontinued operations and the consolidation of certain variable interest entities (VIEs). Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax basis. Also, net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses (per-tax) attributable to ORIX Corporation Shareholders. On the other hand, income from discontinued operations is included in segment profits or losses because the management considers such disposal activities as part of the ordinary course of business. Net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests and income from discontinued operations, which are recognized net of tax in the accompanying consolidated statements of income, are adjusted to profit or loss before income taxes, when calculating segment profits or losses. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities, write-downs of certain long-lived assets and certain foreign exchange gains or losses are excluded from the segment profits or losses, and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, other operating assets, inventories, advances for investment in operating leases (included in other assets), advances for investment in other operating assets (included in other assets), and investment in affiliates. This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

For those VIEs that are used for securitization and are consolidated in accordance with ASC 810-10 (“Consolidations”), for which the VIE’s assets can be used only to settle related obligations of those VIEs and the creditors (or beneficial interest holders) do not have recourse to other assets of the Company or its subsidiaries, segment assets are measured based on the amount of the Company and its subsidiaries’ net investments in the VIEs, which is different from the amount of total assets of the VIEs, and accordingly, segment revenues are also measured at a net amount representing the revenues earned on the net investments in the VIEs.

Certain gains or losses related to assets and liabilities of consolidated VIEs, which are not ultimately attributable to the Company and its subsidiaries, are excluded from segment profits.

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2011	2012	2013
Segment revenues:
Total revenues for segments	¥937,963	¥947,635	¥1,039,135
Revenues related to corporate assets	3,440	5,564	4,118
Revenues related to assets of certain VIEs	51,747	41,833	33,210
Revenues from discontinued operations	(52,144)	(24,211)	(10,825)

Total consolidated revenues	¥941,006	¥970,821	¥1,065,638

Segment profits:
Total profits for segments	¥116,954	¥142,694	¥197,329
Corporate interest expenses, general and administrative expenses	(11,852)	(14,690)	(23,133)
Corporate write-downs of securities	(615)	0	0
Corporate net gains (losses) on investment securities	203	0	0
Corporate other gains (losses)	(4,875)	(3,689)	(11,784)
Gains (losses) related to assets or liabilities of certain VIEs	(1,591)	2,583	2,832
Discontinued operations, pre-tax	(13,924)	466	125
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect	5,332	2,392	7,149

Total consolidated income before income taxes and discontinued operations	¥89,632	¥129,756	¥172,518

Segment assets:
Total assets for segments	¥6,142,818	¥6,002,139	¥6,202,664
Cash and cash equivalents, restricted cash and time deposits	855,340	934,257	941,571
Allowance for doubtful receivables on direct financing leases and probable loan losses	(154,150)	(136,588)	(104,264)
Other receivables	182,013	188,108	196,626
Other corporate assets	524,056	478,979	534,423
Assets of certain VIEs	1,011,833	865,935	668,690

Total consolidated assets	¥8,561,910	¥8,332,830	¥8,439,710

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2011
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥771,403	¥138,975	¥82,772	¥(52,144)	¥941,006
Income before Income Taxes*1	60,512	18,411	24,633	(13,924)	89,632

	Millions of yen
	Year Ended March 31, 2012
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥768,955	¥130,717	¥95,360	¥(24,211)	¥970,821
Income before Income Taxes*1	74,966	26,894	27,430	466	129,756

	Millions of yen
	Year Ended March 31, 2013
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥843,625	¥130,561	¥102,277	¥(10,825)	¥1,065,638
Income before Income Taxes*1	116,235	27,458	28,700	125	172,518

*Note:	1. Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.
2. Mainly United States
3. Mainly Asia, Europe, Oceania and Middle East

ASC 280-10 (“Segment Reporting”) requires disclosure of revenues from external customers for each product and service as enterprise-wide information. The consolidated statements of income in which the revenues are categorized based on the nature of the types of business conducted include the required information.

No single customer accounted for 10% or more of the Company’s total revenues for the years ended March 31, 2011, 2012 and 2013.